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Form N-23C-1
Report for Calendar month Ending November 30, 2001

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Swiss Helvetia Fund, Inc.
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
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                                                                  Approximate asset value
                                     Number of                    or approximate asset         Name of
Date of each   Identification of     shares           Price per   coverage per share at        Seller or of
transaction    each security         purchased        share       time of purchase             Sellers Broker
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
                Swiss Helvetia
                Fund-(Cusip-
   11/1/01       870875101)           10,000          10.47             12.82                    NYSE
   11/8/01        (same)              13,100          10.80             13.08                    NYSE
   11/16/01       (same)               4,900          10.90             13.31                    NYSE

                  Total               28,000
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